Prospectus
                                   May 1, 2002



                              The ATC Aquarion Fund
                            (formerly The Water Fund)
                              The ATC Atheneum Fund
                          (formerly The Education Fund)

                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008


The investment objective of each of the Funds is long term growth of capital. The ATC Aquarion Fund seeks to achieve its objective by investing in securities issued by companies whose products, technologies and/or services affect the development of the world's water resources. The ATC Atheneum Fund seeks to achieve its objective by investing in securities issued by companies whose products, technologies and/or services affect the development of educational opportunities and facilities. The ATC Aquarion Fund and The ATC Atheneum Fund are each a series of ATC Funds, Inc. (the "Company").

Avalon Trust Company ("Avalon Trust" or "Adviser") serves as the investment adviser for both The ATC Aquarion Fund and The ATC Atheneum Fund. The Funds are designed for long-term investors who are able to tolerate the volatility typical in common stock investment portfolios. As with any investment, there can be no guarantee that the Funds will achieve their objective.














  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

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



                                TABLE OF CONTENTS


                                                                           Page

THE ATC AQUARION FUND

      What is The ATC Aquarion Fund?...........................................3
      What are The ATC Aquarion Fund's Investment Objectives & Primary
                  Investment Strategies?.......................................3
      What are the Principal Risks of Investing in The ATC Aquarion Fund?......4
      How has The ATC Aquarion Fund Performed in the Past?.....................5
      What are The ATC Aquarion Fund's Fees and Expenses?......................6
      An Example of ATC Aquarion Fund Expenses Over Time.......................6


THE ATC ATHENEUM FUND

      What is The ATC Atheneum Fund?...........................................7
      What are The ATC Atheneum Fund's Investment Objectives & Primary
                  Investment Strategies?.......................................7
      What are the Principal Risks of Investing in The ATC Atheneum Fund?......8
      How has The ATC Atheneum Fund Performed in the Past?.....................9
      What are The ATC Atheneum Fund's Fees and Expenses?.....................10
      An Example of ATC Atheneum Fund Expenses Over Time......................10


MANAGEMENT OF THE FUNDS.......................................................11


HOW TO BUY AND SELL SHARES....................................................12


DIVIDENDS AND DISTRIBUTIONS...................................................17


TAX CONSIDERATIONS............................................................18


FINANCIAL HIGHLIGHTS..........................................................19


NOTICE OF PRIVACY POLICY & PRACTICES..........................................21


FOR MORE INFORMATION..........................................................22

                              THE ATC AQUARION FUND

WHAT IS THE ATC AQUARION FUND?

Clean water is essential to all life on this planet. The ATC Aquarion Fund was founded on the belief that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability and quality problems increase in priority, companies whose business includes a focus on water may experience increased growth and visibility among investors. The ATC Aquarion Fund is the first US mutual fund to recognize water as a principal investment opportunity.

WHAT ARE THE ATC AQUARION FUND'S INVESTMENT OBJECTIVES AND
PRINCIPAL INVESTMENT STRATEGIES?

The ATC Aquarion Fund's investment objective is long-term growth of capital. Under normal circumstances, at least 85% of The ATC Aquarion Fund's net assets will be invested in equity securities, including both common and preferred stock, and securities convertible into equity securities issued by "Water Companies." For the purposes of this limitation, "Water Companies" means companies whose products and/or services are likely, in the judgment of the Adviser, to contribute to the availability or distribution of clean water and the preservation and development of water resources. The ATC Aquarion Fund may invest in large capitalization companies (i.e. companies with market capitalizations in excess of $10 billion), mid-cap issuers (i.e. companies with capitalizations of between $2 and $10 billion) and/or small cap issues (i.e. companies with market capitalizations of less than $2 billion). The ATC Aquarion Fund may invest in companies located anywhere in the world but not more than 25% of its total assets may be invested in securities that are traded exclusively on foreign exchanges.

The Fund was founded based on the notion that, while the number of companies currently providing water-related products and services is small, and the contribution of water-related business lines to the "bottom line" is generally not substantial at this time, such product lines will become increasingly important and profitable as the economic importance of caring for the Earth's water resources becomes more widely recognized. Water Companies include:

o    publicly traded water utility and/or water utility management companies;

o companies engaged in the production, maintenance or repair of equipment used for water transport, water cleansing, water recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.);

o    companies that produce and/or supply bottled drinking water;

o companies engaged in research and development of the world's oceanic and marine resources;

o companies engaged in the production of water purification supplies or development of products and technologies to enhance our ability to preserve and develop water resources; and

o companies engaged in the production and development of hydro-electric power.

The ATC Aquarion Fund will focus on investments in companies that, in the judgment of Avalon Trust, exhibit potential for significant growth over the long term. Avalon Trust seeks to invest in companies that exhibit some or all of the following criteria:

o    substantial prospects for growth;

o    strong franchise;

o    low price-to-earnings ratio ("P/E");

o    low price-to-book value or tangible asset value;

o    highly qualified management;

o    consistent free cash flow;

o    high returns on invested capital;

o companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high; and

o companies that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE ATC AQUARION FUND?

General Risks - All investments are subject to inherent risks, and The ATC Aquarion Fund is no exception. Accordingly, you may lose money by investing in The ATC Aquarion Fund. When you sell your ATC Aquarion Fund shares, they may be worth less than what you paid for them because the value of The ATC Aquarion Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk - The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The ATC Aquarion Fund invests primarily in equity securities, so The ATC Aquarion Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The ATC Aquarion Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Small To Medium-Cap Stock Risks - The ATC Aquarion Fund may invest in companies with small to medium market capitalizations. Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

Foreign Securities Risk - The ATC Aquarion Fund may invest in non-U.S. companies either directly or in the form of American Depository Receipts ("ADRs"). Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.

o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to ATC Aquarion Fund shareholders.

o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, The ATC Aquarion Fund will be subject to the risks associated with fluctuations in currency values.

o Although The ATC Aquarion Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect The ATC Aquarion Fund.

Sector/Industry Risk - The ATC Aquarion Fund is classified as "non-diversified" under the federal securities laws. This means that The ATC Aquarion Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes The ATC Aquarion Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on The ATC Aquarion Fund than such a change would have on a more diversified fund. Many, if not most, of the companies in which The ATC Aquarion Fund invests count water-related businesses as only one of many business lines. Accordingly, the companies in which The ATC Aquarion Fund invests are not expected to be uniformly characterized as falling within any particular market sector or industry. For example, utilities that produce hydro-electric power would be categorized as "utilities, while a company that bottles spring water may be classified as part of the food or beverage industry. Accordingly, it is not anticipated that The ATC Aquarion Fund will concentrate its investments in any single industry. However, to the extent that a group of companies may, in the future, be recognized as constituting a separate industry classification relating to clean water resources; in such case, the Fund will concentrate in such industry.

Temporary Defensive Positions - The ATC Aquarion Fund's portfolio is expected to be fully invested in accordance with its investment objective. Under extraordinary market conditions, The ATC Aquarion Fund may invest up to 100% of its assets in short-term money market instruments. During such periods, The ATC Aquarion Fund will not be investing according to its investment objectives, and The ATC Aquarion Fund's performance may be negatively affected as a result.

HOW HAS THE ATC AQUARION FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in The ATC Aquarion Fund. Sales loads are not reflected in the bar chart, and if these amounts were reflected, returns would be less than those shown. They also compare The ATC Aquarion Fund's performance to that of the S&P 500 Index and the Russell 3000 Index, both widely recognized, unmanaged indices of common stocks during each period. You should be aware that past performance may not be an indication of how The ATC Aquarion Fund will perform in the future.

              Year-by-Year Total Returns as of 12/31

[OBJECT OMITTED]

------------------------------------------------------------------
         Best quarter:      4th Qtr. 2001     9.57%
------------------------------------------------------------------
------------------------------------------------------------------
         Worst quarter:     3rd Qtr. 2001     (9.93)%
------------------------------------------------------------------

                Average Annual Total Returns
                                       12 months      Since
                                        ended        inception
                                       12/31/01    (10/26/99)
      The ATC Aquarion Fund
      Return Before Taxes1             (4.62)%        .30%
      Return After Taxes on            (4.62)%        .20%
      Distributions1

      Return After Taxes on            (3.19)%        .20%
      Distributions and Sale of
      Fund Shares1

      Russell 3000 Index              (11.46)%     (2.16)%
      S&P 500 Index                   (11.88)%     (3.73)%


1 Reflects deduction of sales charge of 5.00%.

WHAT ARE THE ATC AQUARION FUND'S FEES AND EXPENSES?

The table below describes the fees and expenses you may pay if you buy and hold shares of The ATC Aquarion Fund.


Shareholder Fees
(fees paid directly from your investment, as a percentage of                    EXAMPLE: This example below is intended to
offering price)                                                                 help you compare the cost of investing in The
                                                                                ATC Aquarion Fund with the cost of investing in
Maximum Sales Charge (Load)                         5.00%                       other mutual funds.  The Example assumes that
                                                                                you invest $10,000 in The ATC Aquarion Fund
                                                                                for the time periods indicated, reinvest all
Annual Fund Operating Expenses                                                  dividends and distributions, and then redeem all
(expenses that are deducted from Fund assets, as a percentage                   your shares at the end of those periods.  The
of average net assets)                                                          Example also assumes that your investment has a
                                                                                5% return each year and that The ATC Aquarion
Management Fees.................................    1.00%                       Fund's operating expenses remain the same.
                                                                                Although your actual costs may be higher or
Distribution and Servicing (12b-1) Fees.........    0.25%                       lower, based on these assumptions your costs
                                                                                would be:
Other Expenses..................................    0.50%
                                                                                                1 Year.............$675
Total Annual Fund Operating Expenses............    1.75%*                                      3 Years............$1,040
                                                                                                5 Years............$1,430
                                                                                                10 Years...........$2,516

*Other Expenses are based upon expenses for the year ended December 31, 2001 restated to reflect a reduction of 0.02% due to taxes paid by the Fund for the year ended December 31, 2001, and reimbursed by the Adviser. The Fund is not expected to incur such expenses in the current year. Without such reduction in the Other Expenses, Other Expenses and Total Annual Fund Operating Expenses would be 0.52% and 1.77%, respectively.

THE ATC ATHENEUM FUND

WHAT IS THE ATC ATHENEUM FUND?

The ATC Atheneum Fund is founded on the belief that, as the world becomes more complicated and interdependent, the need for private sector educational efforts will increase dramatically. Education is changing in three fundamental ways:

     o Education is being provided earlier in childhood and is continuing throughout a person's lifetime;

     o    The use of online educational delivery is expanding very rapidly; and

     o    The private sector is playing an ever-increasing role in all phases of
          education,   including  internet   business-to-business  supplies  and
          textbook vending.

As the need for new educational methods and technologies increases, companies whose business focuses on meeting this demand may experience increased growth and visibility among investors.

WHAT ARE THE ATC ATHENEUM FUND'S INVESTMENT OBJECTIVES AND
PRINCIPAL INVESTMENT STRATEGIES?

The investment objective of The ATC Atheneum Fund is long term growth of capital. Under normal circumstances, at least 85% of the assets of The ATC Atheneum Fund will be invested in equity securities, including both common and preferred stock, and securities convertible into equity securities issued by "Education Companies." "Education Companies" means companies whose products and/or services relate directly to the provision of educational services or may, in the judgment of the Adviser, be useful in providing educational services. The ATC Atheneum Fund may invest in large capitalization companies (i.e. companies with market capitalizations in excess of $10 billion), mid-cap issuers (i.e. companies with capitalizations of between $2 and $10 billion) and/or small cap issues (i.e. companies with market capitalizations of less than $2 billion). The ATC Atheneum Fund may invest in companies located within or outside the United States, but does not currently invest in emerging market nations. However, not more than 25% of The ATC Atheneum Fund's total assets may be invested in securities that are traded exclusively on foreign exchanges.

The Fund was founded based on the notion that, while the number of companies currently providing education related products or services is small and the contribution of education-related business lines to the "bottom line" varies at this time, such product lines may become increasingly important and profitable as the economic importance of education-related activities becomes more widely recognized. "Education Companies" include:

o early childhood education companies, including for-profit child care providers;

o    book publishers and book sellers;

o    educational software companies;

o    school supply companies;

o    post-secondary for-profit education providers;

o    trade school providers;

o    broadcasters who deliver educational content;

o    educational licensing and certification providers;

o    private operators of public or charter K-12 schools; and

o    companies  that  provide  or  facilitate   online  education  or  corporate
     training.

The ATC Atheneum Fund will focus on investments in companies that, in the judgment of Avalon Trust, exhibit potential for significant growth over the long term. Avalon Trust seeks to invest in companies that exhibit some or all of the following criteria:

o    substantial prospects for growth;

o    strong franchise;

o    low price-to-earnings ratio ("P/E");

o    low price-to-book value or tangible asset value;

o    highly qualified management;

o    consistent free cash flow;

o    high returns on invested capital;

o companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high; and

o companies that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE ATC ATHENEUM FUND?

General Risks - All investments are subject to inherent risks, and The ATC Atheneum Fund is no exception. Accordingly, you may lose money by investing in The ATC Atheneum Fund. When you sell your The ATC Atheneum Fund shares, they may be worth less than what you paid for them because the value of The ATC Atheneum Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Stock Market Risk - The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The ATC Atheneum Fund invests primarily in common stocks, so The ATC Atheneum Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The ATC Atheneum Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Small To Medium-Cap Stock Risks - The ATC Atheneum Fund may invest in companies with small to medium market capitalizations. Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace. These risks are exacerbated in the case of companies whose capitalizations are under $300 million - often referred to as "micro cap" companies.

Foreign Securities Risk - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.

o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to The ATC Atheneum Fund shareholders.

o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, The ATC Atheneum Fund will be subject to the risks associated with fluctuations in currency values.

o Although The ATC Atheneum Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect The ATC Atheneum Fund.

Sector/Industry Risk - The ATC Atheneum Fund is classified as "non-diversified" under the federal securities laws. This means that The ATC Atheneum Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes The ATC Atheneum Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on The ATC Atheneum Fund than such a change would have on a more diversified fund. Many, if not most, of the companies in which The ATC Atheneum Fund invests count education-related businesses as only one of several business lines. Accordingly, the companies in which The ATC Atheneum Fund invests are not expected to be uniformly characterized as falling within any particular market sector or industry. For example, companies that produce educational software would be categorized as part of the "software" industry, while a text book publisher will likely be characterized as part of the "publishing" industry. However, to the extent that a group of companies may, in the future, be recognized as constituting a separate industry classification, the Fund will concentrate in such industry.

Temporary Defensive Positions - The ATC Atheneum Fund's portfolio is expected to be fully invested in accordance with its investment objective. Under extraordinary market conditions, The ATC Atheneum Fund may invest up to 100% of its assets in short-term money market instruments. During such periods, The ATC Atheneum Fund will not be investing according to its investment objectives, and The ATC Atheneum Fund's performance may be negatively affected as a result.

HOW HAS THE ATC ATHENEUM FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in The ATC Atheneum Fund. They show the performance of The ATC Atheneum Fund since inception. They also compare The ATC Atheneum Fund's performance to that of the S&P 500 Index and the Russell 3000 Index, both widely recognized, unmanaged indices of common stocks during each period. You should be aware that past performance may not be an indication of how The ATC Atheneum Fund will perform in the future.

Year-by-Year Total Returns as of 12/31*
[OBJECT OMITTED]

--------------------------------------------------------------
           Best quarter:    2nd Qtr. 2001     24.59%
--------------------------------------------------------------
--------------------------------------------------------------
           Worst quarter:   3rd Qtr. 2001     (21.97)%
--------------------------------------------------------------


                Average Annual Total Returns

                        12 months ended    Since inception
                           12/31/01         (12/12/00)
The  ATC Atheneum Fund
Return Before               1.73%              2.98%
Taxes

Return After Taxes          1.44%              2.63%
on Distributions

Return After Taxes          1.19%              2.06%
on Distributions
and Sale of Fund
Shares

Russell 3000 Index       (11.46)%            (14.09)%
S&P 500 Index            (11.88)%            (13.38)%

* Results are shown on a calendar basis; the Fund's fiscal year, however, is November 30. The Fund's year to date return as of March 31, 2002 was 2.45%.

WHAT ARE THE ATC ATHENEUM FUND'S FEES AND EXPENSES?

The table below describes the fees and expenses you may pay if you buy and hold shares of The ATC Atheneum Fund.
                                                                                EXAMPLE:  This example below is intended to
Shareholder Fees                                                                help you compare the cost of investing in The ATC
(fees paid directly from your investment as a percentage of                     Atheneum Fund with the cost of investing in other
offering price)                                                                 mutual funds.  The Example assumes that you
                                                                                invest $10,000 in The ATC Atheneum Fund for the
Maximum Sales Charge (Load)                                    5.00%            time periods indicated, reinvest all dividends and
                                                                                distributions, and then redeem all your shares at
                                                                                the end of those periods.  The Example also assumes
Annual Fund Operating Expenses                                                  that your investment has a 5% return each year and
(expenses that are deducted from Fund assets, as                                that The ATC Atheneum Fund's operating expenses
a percentage of average net assets)                                             remain the same.  Although your actual costs may
                                                                                be higher or lower, based on these assumptions your
Management Fees                                                1.00%            costs would be:

Distribution and Servicing (12b-1) Fees                        0.25%                    1 Year.................$675
                                                                                        3 Years..............$1,040
Other Expenses                                                 0.50%                    5 Years..............$1,430
                                                                                       10 Years..............$2,516
Total Annual Fund Operating Expenses                           1.75%



MANAGEMENT OF THE FUNDS

The Investment Adviser. Avalon Trust, whose principal offices are located at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to both The ATC Aquarion Fund and The ATC Atheneum Fund. The Adviser is an independent trust company incorporated and operating under the laws of the State of New Mexico. The Adviser is also registered as an investment adviser under the Investment Advisers Act of 1940.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. The Adviser has been investment adviser to the each of the Funds since their inception. For its investment advisory services, the Adviser is entitled to receive a fee, payable monthly and calculated daily at the annual rate of 1.00% of each Funds' average daily net assets. For The ATC Aquarion Fund's fiscal year commencing January 1, 2001 and ending December 31, 2001, The ATC Aquarion Fund paid advisory fees of $93,236 to the Adviser. For The ATC Atheneum Fund's fiscal year commencing December 12, 2000 and ending November 30, 2001, The ATC Atheneum Fund paid advisory fees of $11,664.

The Portfolio Managers. Roger Decort, Owen Quattlebaum and Christine McDermott are responsible for choosing the securities in which the Funds will invest and for providing the day-to-day investment management services for the Funds. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Ms. McDermott joined Avalon Trust in 2001 and serves as Vice President and Portfolio Manager. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm commenced investment operations on October 26, 1999. Mr. Decort, in addition to serving as an executive officer of the Adviser, has been the Managing Director and sole shareholder of Decorte & Company, Inc., a financial servicing firm offering investment management services to high wealth individuals, since 1990. Prior to joining the Adviser in 1998, Mr. Quattlebaum served as a manager and member of the Investment Committee of Brown Brothers, Harriman, from 1986 to 1998. Messrs. Decort and Quattlebaum each have over thirty years experience in the financial management field. Prior to joining Avalon Trust, Ms. McDermott served as an equity portfolio manager for New
Mexico's permanent endowment funds from 1997 to 2000 and as associate with Security Capital Group, a real estate investment company during 1997.

Administrative Services and Other Services. Avalon Trust also provides certain administrative and oversight services for the Company and each of the Funds pursuant to an Operating Services Agreement between the Company and Avalon Trust. The fee payable to Avalon Trust under that agreement is calculated daily and paid monthly at an annual rate of 0.50% of each of the Fund's average daily net assets. As permitted under the Operating Services Agreement, Avalon Trust has, at its own expense, engaged Unified Fund Services, Inc., ("UFS") to furnish certain services to each of the Funds. Unified Financial Securities, Inc., ("USFI" or "Distributor") serves as the principal underwriter for both The ATC Atheneum Fund and The ATC Aquarion Fund. UFS and UFSI are wholly owned subsidiaries of Unified Financial Services, Inc. UMB Bank, N.A. serves as custodian for The ATC Aquarion Fund and The ATC Atheneum Fund.

Distribution Fees. Each of the Funds has adopted a plan of distribution ("12b-1 Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The 12b-1 Plan provides that each Fund may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents. The 12b-1 Plan provides for fees to be deducted from the average net assets of each Fund in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Funds. Such fees are calculated daily and payable monthly at a maximum annual rate of .25% of each Fund's the average daily net assets.


HOW TO BUY AND SELL SHARES

How To Buy Your Shares. Shares of The ATC Aquarion Fund and The ATC Atheneum Fund are offered at their net asset value per share ("NAV") plus the applicable sales charge. The sales charge varies depending on how much you invest; charges are set forth in the table below. There are no sales charges on reinvested distributions.

   ---------------------------------- ------------------------ --------------------------- -------------------------
            Amount Invested           Sales Charge as a % of     Sales Charge as a % of      Dealer Reallowance*
                                          Offering Price          Net Amount Invested
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   Less than     $  49,999                     5.00%                     5.26%                      4.50%
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   $50,000 to   $  99,999                      4.50%                     4.71%                      4.00%
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   $100,000 to $249,999                        3.50%                     3.63%                      2.75%
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   $250,000 to $499,999                        2.25%                     2.30%                      1.75%
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   $500,000 to $999,999                        2.00%                     2.04%                      1.50%
   ---------------------------------- ------------------------ --------------------------- -------------------------
   ---------------------------------- ------------------------ --------------------------- -------------------------
   $1,000,000 or more                          1.00%                     1.01%                      0.50%
   ---------------------------------- ------------------------ --------------------------- -------------------------

     *Dealers and financial advisors who have entered in selected dealer agreements with the Distributor receive a percentage of the initial sales charge on sales of shares of the Funds. The Distributor, which is the exclusive agent for distribution of shares of the Funds, retains the balance of sales charge paid by investors. The Distributor is the exclusive agent for distribution of shares of the Funds. The dealer's reallowance may be changed from time to time and the Distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds. Persons who were shareholders of either Fund as of May 1, 2002 will not be subject to sales charges.

Reduced Sales Charges. Purchases of shares of the Funds by a "single investor" may be eligible for sales charge reductions. A "single investor" is defined as a single individual or entity; members of a family unit comprising husband, wife and minor children; or a trustee or their fiduciary purchasing for a single fiduciary account. Certain employee benefit and retirement benefit plans may also be considered as "single investors" if certain uniform criteria are met. Please refer to the Statement of Additional Information.

You may qualify for a Volume Discount if the total amount being invested in shares of the Funds reaches levels indicated in the sales charge schedule above. Under the Right of Accumulation, you may aggregate the net asset value of all shares previously purchased in the Funds with the dollar amount of shares to be purchased. For example, if you already own shares in The ATC Aquarion Fund with a combined aggregate net asset value of $450,000, the sales charge on an additional purchase of $60,000 shares of The ATC Aquarion Fund would be 2.00% on that purchase, because you had accumulated more than $500,000 total in The ATC Aquarion Fund.

You can qualify for a reduced sales charge by signing a non-binding Letter of Intent stating your intention to buy an amount of shares in the Funds during the next thirteen (13) months sufficient to qualify for the reduction. (Your letter will not apply to purchases made more than 90 days prior to the letter.) During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Funds each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Opening and Adding To Your Account. Your initial investment in either The ATC Aquarion Fund or The ATC Atheneum Fund must be $2,500 or more ($1,000 for IRAs). Subsequent investments must be $1,000 or more ($100 for IRAs). Payments for Fund shares must be in U.S. dollars and, in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investments requirements in connection with Automatic Investment Plan (see below) and other appropriate circumstances. You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may make additional purchases by telephone. You may also invest in the Funds through an automatic investment plan. Any questions you may have can be answered by calling the Company, toll-free, at 1-866-375-7008.

Purchasing Shares By Mail. To make your initial investment in the Funds, complete an Application Form, make a check payable to Fund in which you wish you invest, and mail the Form and check to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                                 P.O. Box 6110
                        Indianapolis, Indiana 46206-6110

For overnight delivery, mail the Form and check to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to the Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Company's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer. To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Fill out and mail or fax an Account Application to the Transfer Agent.
2.   Obtain an account number from the Transfer Agent.
3.   Call 1-866-375-7008 to inform us that a wire is being sent.
4.   Ask your bank to wire funds to the account of:

                        UMB Bank, N.A., ABA #: 101000695
                Credit: The ATC Aquarion Fund, Acct. # 9871062724
              or Credit: The ATC Atheneum Fund, Acct. # 9870912465
                 Further credit: [Your Name, Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and request an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan. You may purchase shares of the Funds through an Automatic Investment Plan. The Automatic Investment Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the Automatic Investment Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Automatic Investment Plan. The Company may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-866-375-7008.

Purchasing Shares by Telephone. In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV next determined after the Transfer Agent receives your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Company's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Company will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. As a result of this policy, you will bear the risk of any loss unless the Company has failed to follow procedures such as the above. However, if the Company fails to follow such procedures, it may be liable for such losses.

Determining NAV. Each Fund's NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and the dividing the result by the number of shares outstanding.
                           NAV = total assets - liabilities
                                 --------------------------
                                 number of shares outstanding

The value of each Fund's investments is generally determined by current market quotations. If market quotations are not available, prices will be based on fair value as determined by the Company's Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. The Funds' per share NAV is computed on all days on which the NYSE is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

HOW TO REDEEM YOUR SHARES

You may redeem your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

Redeem By Mail. Redemption requests should be mailed via U.S. mail or overnight courier service to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order (as defined below). Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

"Good Order" means that the request must include:

1. Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4. Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1. if you have changed the ownership on your account within the 30 days prior to the request for redemption;
2. when you want the redemption proceeds sent to a different address than is registered on the account;
3. if the proceeds are to be made payable to someone other than the account's owner(s);
4. any redemption transmitted by federal wire transfer to your bank; and
5. if a change of address request has been received by the Company or Unified Fund Services, Inc. within 30 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

Redeeming Shares By Telephone. You may redeem your shares in the Funds by calling the Transfer Agent at 1-866-375-7008 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 30 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Redemption proceeds for Shares purchased by check for which a redemption request has been received will not be mailed until the check or payment received for investment has cleared, a period that may last up to 15 days.

Redeeming Shares By Wire. You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System.

Redemption at the option of the Funds. If the aggregate value of the shares in your account in the Funds falls to less than $2,500, the Company may notify you that, unless your account is increased to $2,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts. IRA and other qualified retirement plan accounts are not subject to the Funds' above-described redemption rights.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from its net investment income. Net investment income will be distributed at least annually. Each of the Funds' net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund from which such distributions are delivered. You may change the manner in which your dividends are paid at any time by writing to Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

TAX CONSIDERATIONS

The Company intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Company must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Company intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Funds have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Company may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Company during the following January.

Distributions by the Company will result in a reduction in the fair market value of the Funds' shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Company's financial statements, are included in the annual report, which is available upon request.

                              THE ATC AQUARION FUND
                                                         For the year            For the year              Period ended
                                                      ended December 31,      ended December 31,       ended December 31,
                                                             2001                    2000                    1999 (c)
                                                    -----------------------  ----------------------   ----------------------
Selected Per Share Data
Net asset value, beginning of period                 $             10.49      $             9.89       $             10.00
                                                    -----------------------  ----------------------   ----------------------
Income from investment operations
   Net investment income (loss)                                      -                      0.05                      0.02
   Net realized and unrealized gain (loss)                         0.04                     0.60                     (0.11)
                                                    -----------------------  ----------------------   ----------------------
Total from investment operations                                   0.04                     0.65                     (0.09)
                                                    -----------------------  ----------------------   ----------------------
Less distributions:
   Distributions from net investment income                          -                     (0.05)                    (0.02)
   Distributions from net realized gains                             -                        -                        -
                                                    -----------------------  ----------------------   ----------------------
Total distributions                                                  -                     (0.05)                    (0.02)
                                                    -----------------------  ----------------------   ----------------------
Net asset value, end of period                       $            10.53        $           10.49       $              9.89
                                                    =======================  ======================   ======================
Total Return                                                         0.38%                    6.59%                  (0.94)%(a)

Ratios and Supplemental Data
Net assets, end of period (000)                      $             11,221      $             6,756     $               3,048
Ratio of expenses to average net assets                              1.75%                   1.75%                    1.75%(b)
Ratio of expenses to average net assets
  before reimbursement                                               1.77%                     N/A                      N/A
Ratio of net investment income to average net assets               (0.04)%                   0.71%                    1.03%(b)
Ratio of net investment income to average net assets
  before reimbursement                                             (0.06)%                     N/A                      N/A

Portfolio turnover rate                                             12.79%                  35.93%                    9.67%



(a) For a period of less than a full year, the total return is not annualized.
(b)  Annualized.
(c) For the period October 26, 1999 (commencement of operations) through December 31, 1999.

                              THE ATC ATHENEUM FUND







                                                Period
                                                Ended
                                              November 30,
                                                2001 (a)
                                            --------------

Selected Per Share Data
Net asset value, beginning of period         $       10.00
                                            --------------
Income from investment operations
Net investment income (loss)                         (0.09)
Net realized and unrealized gain (loss)              (0.12)
                                            --------------
Total from investment operations                     (0.21)
                                            --------------
Distributions to shareholders
 From net investment income                           0.00
 From net realized gain                               0.00
                                            --------------
Total distributions                                   0.00
                                            --------------
Net asset value, end of period               $        9.79
                                            --------------

Total Return                                       (2.10)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $1,781
Ratio of expenses to average net assets              1.75%(c)
Ratio of net investment income to
  average net assets                               (0.94)%(c)
Portfolio turnover rate                             12.76%

(a) For the period December 12, 2000 (commencement of operations) through November 30, 2001.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

                      Notice of Privacy Policy & Practices
                                       for
                               The ATC Funds, Inc.

The ATC Funds, Inc. ("Funds") recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information
We collect nonpublic personal information about our customers from the following sources:

o Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

o Account History, including information about the transactions and balances in a customer's accounts; and

o Correspondence, written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

Disclosure of Customer Information
We will disclose customer information to third parties who are not affiliated with the Funds only to process or service transactions upon your request or as permitted by law - for example with service providers who maintain or service customer accounts the Funds, or to your broker or agent.

Security of Customer Information
    The Funds:

o maintain and require service providers to maintain policies and procedures designed to assure only appropriate access to, and use of information about consumers of the Funds; and

o maintain and require service providers to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of consumers of the Funds; and

o We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Funds.








FOR MORE INFORMATION

Additional information about the Funds is available in the Company's latest Annual Report, Semi-annual Report and SAI. The SAI, which contains more detailed information on all aspects of the Company, has been filed with the SEC and is incorporated by reference into this prospectus. The Company's Annual Reports contain audited financial information concerning the Funds and discussions relating to the factors that affected each Fund's performance during that Fund's last fiscal year.

To receive information without charge concerning the Funds or to request a copy of the SAI or annual or semi-annual reports relating to the Funds, please contact the Company at:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 1-866-375-7008

A copy of your requested document(s) will be sent to you within three days of your request. Or you may visit our web site on the Internet at www.avalontrust.com.

Information about the Funds (including the annual report, semi-annual report and SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



















Investment Company Act No. 811-08617

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                 ATC FUNDS, INC.

                                Dated May 1, 2002

                 The ATC Aquarion Fund (formerly The Water Fund)
                                       and
               The ATC Atheneum Fund (formerly The Education Fund)


                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

This Statement of Additional Information ("SAI") sets forth information about ATC Funds, Inc. ("Company") and each of The ATC Atheneum Fund and The ATC Aquarion Fund, and their investment adviser, Avalon Trust Company ("Avalon Trust" or the "Adviser"). The SAI is not a prospectus and should be read in conjunction with the Company's prospectus of May 1, 2002. You may obtain a copy of the prospectus, free of charge, by writing to ATC Funds, Inc., c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-866-375-7008.



                                TABLE OF CONTENTS

                                                                           Page
Management of the Company......................................................2

Investment Objectives and Policies ............................................2

Investment Restrictions........................................................4

Investment Advisory Arrangements...............................................7

Directors and Officers.........................................................8

Performance Information.......................................................10

Purchasing and Redeeming Shares...............................................11

Tax Information...............................................................11

Portfolio Transactions........................................................13

Custodian.....................................................................13

Administration and Transfer Agency Services...................................13

Distribution Arrangements.....................................................14

Independent Accountants and Financial Statements..............................15

                            MANAGEMENT OF THE COMPANY

The affairs of the Company are managed by a Board of Directors ("Board"), which approves all significant agreements between the Company and the persons and companies that furnish services to The ATC Aquarion Fund and The ATC Atheneum Fund (each a "Fund," and collectively the "Funds"), including agreements with the Company's custodian, transfer agent, investment adviser and administrator.

The Company, an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") was incorporated in Maryland on July 16, 1998 under the name Hughes Funds, Inc. The Company's Articles of Incorporation permit the Board to issue 500,000,000 shares of common stock. The Board has the power to designate one or more series of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company offers two series of shares, designated as The ATC Atheneum Fund and The ATC Aquarion Fund. The Company is also authorized to designate classes of shares within each series; as of the date of this SAI and related prospectus, the Company has issued only one class of shares of each Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives of each Fund are not fundamental and may be changed by the Company's Board. The Funds' investment objectives and the manner in which the Funds pursue their investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Funds' investments and their investment restrictions.

Each of the Funds is classified as "non-diversified" under the 1940 Act. This means that each fund may invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Funds more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on a Fund than such a change would have on a more diversified fund.

Common Stocks. The ATC Aquarion Fund and The ATC Atheneum Fund will ordinarily invest at least 85% of their total assets in equity securities and securities convertible into equity securities. The market value of common stock and other equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, equity securities historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Foreign Securities. The ATC Aquarion Fund and The ATC Atheneum Fund may invest up to 40% of its assets in common stock of foreign "Water Companies" and "Education Companies", respectively, which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. As stated in the prospectus, up to 25% of each Fund's assets may be invested in securities traded exclusively on non-U.S. exchanges.

Preferred Stock. The Funds may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Real Estate Investment Trusts. The ATC Aquarion Fund is authorized to invest in real estate investment trusts ("REIT's"), but has no present intention of doing so. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The ATC Aquarion Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of The ATC Aquarion Fund's distributions may also be designated as a return of capital. The ATC Aquarion Fund will not invest more than 10% of its assets in REITS.

Options on Equities. Although the Funds will not normally do so, the Funds may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Funds may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Funds may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years. The Funds may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the respective Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the respective Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Funds to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of each Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Funds will be unable to close out a position.

Debt Securities. The Funds may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Funds, the Adviser reviews and monitors the credit-worthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

Money Market Funds. The Funds may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Funds would bear their pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Funds' shareholders.

Repurchase Agreements. The Funds may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Company's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Funds must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Funds. If an institution with whom the Funds have entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Funds' ability to liquidate the securities serving as collateral could cause the Funds some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Funds will enter into Repos only with institutions and dealers considered creditworthy.

Restricted and Illiquid Securities.
The Funds will not invest more than 15% of their net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions.
The Funds may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Funds with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Funds that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with the Company's Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover.
For the fiscal years ending December 31, 2000 and 2001, The ATC Aquarion Fund had portfolio turnover rates of 35.93% and 12.79%, respectively. For the fiscal year ending November 30, 2001, The ATC Atheneum Fund had a portfolio turnover rate of 12.76%. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, thus the portion of the Funds' distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Funds.

                             INVESTMENT RESTRICTIONS

Each of the Funds has adopted certain investment restrictions. Those listed immediately below are fundamental restrictions and may be changed only with the approval of a "majority of the outstanding voting securities" of the Funds as defined in the 1940 Act. The remaining investment restrictions may be changed by the Company's Board.

As a fundamental investment matter, THE ATC AQUARION FUND will not:

     1. Invest less than 85% of its assets (valued at time of investment) in securities of Water Companies. For the purposes of this limitation, "Water
Companies" means companies whose products and/or services are likely, in the judgment of the Adviser, to contribute to the availability or distribution of clean water and the preservation and development of water resources. This restriction shall not be interpreted to limit the ability of the Fund, under extraordinary market conditions and for defensive purposes, from holding a substantial portion of its assets in cash or cash equivalents;

     2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

     3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     4. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lending its portfolio securities);

     5. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

     6. Issue senior securities except as permitted under the 1940 Act and rules thereunder;

     7. Invest in  commodities,  or invest in futures or options on commodities;
or

     8. Invest more than 25% of its assets in the securities of companies in one industry except to the extent that a group of companies may, in the future, be recognized as constituting a separate industry classification relating to clean water resources; in such case, the Fund will concentrate in such industry.

As a matter of non-fundamental investment policy, THE ATC AQUARION FUND will not:

     1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. Make margin purchases or short sales of securities;

     3. Invest in companies for the purpose of management or the exercise of control;

     4. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

     5. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

     6. Purchase warrants on securities;

     7. Invest  more than 25% of its assets  (valued at time of  investment)  in
securities  of  issuers  with  less  than  three  years'  operation   (including
predecessors);

     8. Invest more than 15% of its net assets in securities that are not readily marketable;

     9. Acquire securities of other investment companies except as permitted by the 1940 Act and rules thereunder;

     10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or

     11. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits on options or futures contracts.

As a fundamental investment matter, THE ATC ATHENEUM FUND will not:

     1. Invest less than 85% of its total assets (valued at time of investment) in securities of "Education Companies." For the purposes of this limitation, "Education Companies" means companies whose products and/or services relate directly to the provision of educational services or may, in the judgment of the Adviser, be useful in providing educational services. This restriction shall not be interpreted to limit the ability of the Fund, under extraordinary market conditions and for defensive purposes, from holding a substantial portion of its assets in cash or cash equivalents.

     2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

     3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     4. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lending its portfolio securities);

     5. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

     6. Issue senior securities except as permitted under the 1940 Act and rules thereunder;

     7. Invest in  commodities,  or invest in futures or options on commodities;
or

     8. Invest more than 25% of its assets in the securities of companies in one industry except to the extent that a group of Education Companies may, in the future, be recognized as constituting a separate industry classification; in such case, The ATC Atheneum Fund will concentrate in such industry.

As a matter of non-fundamental investment policy, THE ATC ATHENEUM FUND will not:

     1. Acquire securities of any one issuer that at the time of investment
(a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. Make margin purchases or short sales of securities;

     3. Invest in companies for the purpose of management or the exercise of control;

     4. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

     5. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

     6. Purchase warrants on securities;

     7. Invest  more than 25% of its assets  (valued at time of  investment)  in
securities  of  issuers  with  less  than  three  years'  operation   (including
predecessors);

     8. Invest more than 15% of its net assets in securities that are not readily marketable;

     9. Acquire securities of other investment companies except as permitted by the 1940 Act and rules thereunder;

     10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or

     11. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits on options or futures contracts.



                        INVESTMENT ADVISORY ARRANGEMENTS

Investment Advisory Agreement.
The Company has entered into an Investment Advisory Agreement with the Adviser which first became effective on May 1, 2002, following its approval by the Company's shareholders on April 30, 2002. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Funds in accordance with the Funds' investment policies and restrictions. The Adviser furnishes an investment program for the Funds, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Funds. At all times the Adviser's actions on behalf of the Funds are subject to the overall supervision and review of the Board of Directors of the Company. The Investment Advisory Agreement was approved by the Board February 21, 2002. In approving the Investment Advisory Agreement, the Board was informed as to the unique nature of the Fund's investment focus and the Adviser's commitment to this area, and the nature and quality of the Adviser's services to the Fund during its brief operating history to date.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Funds or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement. The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Company or the adviser ("Independent Directors") cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Prior to April 30, 2002, the Adviser provided services pursuant to an advisory agreement identical to the current agreement in all respects save for the manner in which the advisory fee is computed under certain circumstances. Such change does not increase the amount of the fee payable to the Adviser. For the fiscal years ending December 31, 2000 and 2001, The ATC Aquarion Fund paid investment advisory fees of $46,141 and $93,236, respectively, to the Adviser under the terms of the prior agreement. For the fiscal year ending November 30, 2001, (the first year during which The ATC Atheneum Fund was in operation) The ATC Atheneum Fund paid investment advisory fees of $11,664 to the Adviser under the terms of the prior agreement.

Operating Services Agreement.
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Funds including, but not limited to accounting, administrative, legal (except litigation), dividend disbursing agent, registrar, custodial, shareholder reporting, sub-accounting and record keeping services. For its services to the Funds under this Agreement, the Company pays to the Adviser on the last day of each month, a fee equal to 0.50% of average net asset value of The ATC Aquarion Fund and The ATC Atheneum Fund, such fee to be computed daily based upon the net asset value of each Fund. Under the Services Agreement, the Adviser may employ third parties to assist it in performing the various services required of the Funds. The Adviser is responsible for compensating such parties. Further information about third party services providers appears in the SAI under the heading "Administration and Transfer Agency Services."

The Board of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Company's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Funds. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


                             DIRECTORS AND OFFICERS

The Board has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors.

Officers and Affiliated Directors. The table below sets forth certain information about each of those directors of the Company who are "interested persons" of the Company or the Adviser, as well as the Company's executive officers. The business address of each of the Company's officers and directors is 125 Lincoln Avenue, Suite 100, Santa Fe, N.M. 87501-2052. Directors generally hold office until their successors are elected and qualified. A Director of the Company may resign or may be removed by a vote of the holders of a majority of the outstanding shares of the Company at any time.

--------------------- -------------- -------------------------------- ------------ ----------------
   Name, Address,     Position(s)       Principal Occupation(s)       Number of        Other
        Age            Held with           During Past 5 Years        Portfolios   Directorships
                         Company                                        in the        Held by
                                                                       Company        Director
                                                                       Overseen
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
Roger Decort          President,     Self-employed financial               2       Decorte, Inc.;
Age: 62               Chairman of    adviser since 1987, serving                   Vancadia
                      Board of       high net worth individuals.                   Capital Corp.
                      Directors,     Chief Executive Officer of
                      Director       Avalon Trust Company since
                      (since         1998.  In 1999, founded and
                      12/1/00)       currently serves as Chief
                                     Executive Officer of Vancadia
                                     Capital Corporation,
                                     Vancouver, British Columbia, a
                                     Canadian Merchant Bank.
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
Earl H. Douple, Jr.*  Director       1985 - present; Treasurer and         2       Kinloch Farms,
Age: 52               (since         Business Manager of Canopy,                   Inc.; The
                      12/1/00)       Inc., The Plains, VA, a                       Plains
                                     financial consulting firm.                    Redevelopment
                                     Formerly Managing Partner,                    Corp; Canopy,
                                     Smothers & Douple Law Firm,                   Inc.
                                     Washington, DC.
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
C. Richard Anderson   Secretary &    Vice President & Chief                        None
Age: 53               Treasurer      Financial Officer of Avalon
                                     Trust Company since September 2001. Prior
                                     to joining Avalon Trust Company, and for
                                     more than the last five years, served as a
                                     consultant for Ahrandsen, Rael & Anderson,
                                     a CPA firm.
--------------------- -------------- -------------------------------- ------------ ----------------

* Mr. Douple serves as a Trustee for a trust that is the record owner of more than 5% of the outstanding shares of Avalon Trust.

Independent Directors. The following table sets forth certain information about the Independent Directors. The business address of each Independent Director is 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501-2052.

--------------------- -------------- -------------------------------- ------------ ----------------
   Name, Address,     Position(s)       Principal Occupation(s)       Number of        Other
        Age            Held with           During Past 5 Years        Portfolios   Directorships
                         Company                                        in the        Held by
                                                                       Company        Director
                                                                       Overseen
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
Robert J. Nurock      Director       Retired since 1999.  From 1982        2       Museum of New
Age: 64               (since         - 1999 served as President,                   Mexico
                      12/1/00)       Market Strategist for                         Foundation
                                     Investor's Analysis, Inc.,
                                     Santa Fe New Mexico, an
                                     investment consultant and
                                     advisory company offering
                                     investment services to
                                     institutions and individuals.
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
James E. Hughes,      Director       Founder of a law partnership          2       The Mary
Jr., Esq.             (since         in New York City, Hughes and                  Lasker
Age: 59               7/16/01)       Whitaker, specializing in the                 Charitable
                                     representation of private Trust; The
                                     clients throughout the world.                 Albert & Mary
                                                                                   Lasker
                                                                                   Foundation;
                                                                                   Salute to the
                                                                                   Seasons; The
                                                                                   Fox
                                                                                   Foundation;
                                                                                   BBR
                                                                                   Investments;
                                                                                   The Rohan
                                                                                   Private Trust
                                                                                   Company
--------------------- -------------- -------------------------------- ------------ ----------------
--------------------- -------------- -------------------------------- ------------ ----------------
John E. Young, CFA    Director       Retired in 1999 after 31 years        2       None
Age: 65               (since         in the investment industry.
                      7/16/01)       Experience includes 14 years
                                     as a partner in a private
                                     investment counseling firm and
                                     12 years as Chief Investment
                                     Officer for three state funds,
                                     including the Teacher
                                     Retirement System of Texas,
                                     15th largest pension fund in
                                     the world.  Currently serves
                                     on the Investment Committee
                                     for the United States Military
                                     Academy and as investment
                                     advisor to two Santa Fe based
                                     non-profit organizations.
--------------------- -------------- -------------------------------- ------------ ----------------


The table below sets forth the compensation paid by the Company to each of the directors during each Fund's last fiscal year.

------------------------- ------------------ --------------------- --------------------- --------------------
          Name                Aggregate            Pension/          Estimated Annual    Total Compensation
                            Compensation     Retirement Benefits      Benefits Upon        Upon Retirement
                                                                        Retirement
------------------------- ------------------ --------------------- --------------------- --------------------
------------------------- ------------------ --------------------- --------------------- --------------------
Roger Decort                    None                 None                  None                 None
------------------------- ------------------ --------------------- --------------------- --------------------
------------------------- ------------------ --------------------- --------------------- --------------------
Robert J. Nurock               $2,750                None                  None                 None
------------------------- ------------------ --------------------- --------------------- --------------------
------------------------- ------------------ --------------------- --------------------- --------------------
Earl H. Douple                 $2,150                None                  None                 None
------------------------- ------------------ --------------------- --------------------- --------------------
------------------------- ------------------ --------------------- --------------------- --------------------
James E. Hughes, Jr.,          $2,300                None                  None                 None
Esq.
------------------------- ------------------ --------------------- --------------------- --------------------
------------------------- ------------------ --------------------- --------------------- --------------------
John E. Young, CFA             $2,300                None                  None                 None
------------------------- ------------------ --------------------- --------------------- --------------------

Director Ownership of Securities of the Company. The table below sets forth information about each Director's beneficial ownership interest in shares of the Funds as of March 31, 2002.(1) The figures shown include shares held directly by the indicated Director and shares held by members of his immediate family.

------------------- ---------------- --------------- ---------------- --------------- ----------------
                     Roger Decort      Robert J.     Earl H. Douple     James E.       John E. Young
                     ------------      ----------    --------------     ---------      -------------
                                         Nurock                        Hughes, Jr.
                                         ------                        -----------
------------------- ---------------- --------------- ---------------- --------------- ----------------
------------------- ---------------- --------------- ---------------- --------------- ----------------
The ATC Aquarion           c               a                a               a                b
Fund
------------------- ---------------- --------------- ---------------- --------------- ----------------
------------------- ---------------- --------------- ---------------- --------------- ----------------
The ATC Atheneum           a               a                a               a                b
Fund
------------------- ---------------- --------------- ---------------- --------------- ----------------
------------------- ---------------- --------------- ---------------- --------------- ----------------
Total                      c               a                a               a                b
------------------- ---------------- --------------- ---------------- --------------- ----------------
           (1) a = None; b = $1 - $10,000; c = $10,001 - $50,000; d = $50,001 -
$100,000; e = Over $100,000

Individuals who serve as Independent Directors, and members of their immediate families and organizations with which such individuals may be associated, may be shareholders of the Funds and/or investment advisory or trust clients of the Adviser, or may have established other routine retail relationships with organizations or companies affiliated with the Adviser. However, unless expressly noted below, during the two calendar years ended December 31, 2000 and December 31, 2001, and to the knowledge of the Company:

1) None of the Independent Directors had any direct or indirect material interest in any transaction or series of transactions with the Company, the Adviser or the Distributor, or with any person who
            (i) is an officer of; (ii) controls or is controlled by; or (iii) under common control with the Company, the Adviser or the Distributor (the Company's principal underwriter) (each, a "Transaction Affiliate").
2) No immediate family member of any Independent Director had any direct or indirect material interest in any transaction or series of transactions with any Transaction Affiliate.
3) No Independent Director (or any member of his immediate family) owned, beneficially or of record, any securities issued by any Transaction Affiliate or any person who controls, is controlled by or is under common control with any Transaction Affiliate had any direct or indirect ownership. No Independent Director (or any member of his immediate family), directly or indirectly, has or shares voting or investment power over any such securities.
4) None of the Independent Directors served on the board of directors or any company with any Director who is not an Independent Director of the Company.

The term "immediate family member," as used in this Statement of Additional Information, means a person's spouse, a child residing in the person's household (including step and adoptive relationships) and any dependent of such person. In determining "materiality," officers of the Company have evaluated information provided to it by the Directors and by the Adviser, based on the significance of any transaction or relationship in light of all circumstances to prospective investors in the Company. Relevant factors include the amount involved in the transaction and the relationship of the parties to one another and to the Company. Transactions that involve amounts of $60,000 or less and relationships that involve the provision of investment advisory, brokerage or similar financial services on a basis that does not afford "special treatment" are not considered "material." Similarly, where an Independent Director's interest in a transaction that might otherwise be "material" arises solely because a company in which the Independent Director holds an equity or creditor interest has engaged in a transaction with a Transaction Affiliate, such interest shall not be deemed "material" absent other circumstances that are determined to be significant to prospective investors in making an investment decision.

As of March 31, 2002, the following persons owned more than 5% of the Company's outstanding shares.

                                    Percentage of The ATC                           Percentage of The ATC
Name & Address                      Aquarion Fund                                   Atheneum Fund
Of Shareholder                      Total Net Assets                                Total Net Assets

Turtle & Co. FBO                    97.53%                                          99.08%
Client Accounts

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Company's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where: P = a hypothetical initial investment of $1000] T = average annual total return n = number of years
                               ERV = ending redeemable value of shares at the
                                     end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd + 1)6 - 1]

                           Where: a = dividends and interest earned during the period b = expenses accrued for the period
                                    (net of reimbursement)
                                    c = the average daily
                                    number of shares outstanding during the
                                    period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Funds' performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Funds' net asset value is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the net asset value of a share of either of the Funds, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the NYSE is open. Each Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

                                 TAX INFORMATION

The Company intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Company must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Company qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Company will not be subject to Federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Company intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Funds have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Company may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Company during the following January.

Distributions by the Company will result in a reduction in the fair market value of the Funds' shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Dividends. A portion of each Funds' income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the respective Fund's income is derived from qualifying dividends. Because the Funds may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Funds that qualifies for the deduction generally will be less than 100%. The Company will notify corporate shareholders annually of the percentage of dividends that qualifies for the dividend received deductions.

A portion of the Company dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Company will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Funds from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of one of the Funds, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains.

                        PORTFOLIO TRANSACTIONS/VALUATION

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Each Fund expects that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. For The ATC Atheneum Fund's fiscal year ending November 30, 2001, the portfolio turnover rate was 12.76%. For The ATC Aquarion Fund's fiscal year ending December 31, 2001, the portfolio turnover rate was 12.79%.

High portfolio turnover in any year will result in the payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

From time to time, Avalon Trust may execute portfolio transactions with broker-dealers who also sell shares of the Funds, subject to rules adopted by the National Association of Securities Dealers. Avalon Trust has made no commitment to execute any or all portfolio transactions through such broker-dealers. The ATC Atheneum Fund paid $2,084 in aggregate brokerage commissions for the period from the Fund's inception through November 30, 2001. The ATC Aquarion Fund paid $8,834, $13,288, and $9,064 in aggregate brokerage commissions for the periods December 31, 1999, 2000, and 2001. The Adviser is authorized to select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Adviser and, in such cases, a Fund may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, if the Adviser determines in good faith that such commission is reasonable in terms either of that transaction or the Adviser's overall responsibility to the Adviser's other investment advisory clients. As of the date of this prospectus, however, the Adviser has not effected securities transactions for either of the Funds on this basis.

Each Fund's NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the value of its assets by using market prices for the securities comprising its portfolio. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.


                                    CUSTODIAN

UMB Bank, N.A. ("UMB"), 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, acts as custodian for the Fund. As such, UMB holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by the Adviser pursuant to the Adviser's obligations under the Operating Services Agreement.


                   ADMINISTRATION AND TRANSFER AGENT SERVICES

The Adviser has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide transfer agency and essentially all administrative services for the Funds. Unified, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Company and the Adviser. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser (and not the Company or the Funds) pays Unified an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

Unified also acts as Administrator to the Funds pursuant to a written agreement with the Company and Adviser. As Administrator, Unified supervises all aspects of the operations of the Funds except those performed by the Adviser under the Company's investment advisory agreement. The administrator is responsible for:

(a)  calculating the Funds' net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act
(c) preparing financial statements contained in reports to stockholders of the Funds
(d) preparing the Company's federal and state tax returns
(e) preparing reports and filings with the SEC
(f) preparing filings with state Blue Sky authorities
(g) maintaining the Funds' financial accounts and records

For the services to be rendered as administrator, the Adviser (and not the Company or the Funds) pays Unified an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

                            DISTRIBUTION ARRANGEMENTS

The Adviser has also entered into a written agreement ("Distribution Agreement") with the Company and Unified Financial Securities, Inc. ("UFS") pursuant to which UFS will act as principal underwriter for the Funds' shares. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of the Company's Administrator and Transfer Agent, Unified. UFS, also located at 431 North Pennsylvania Street, Indianapolis, IN 46204, is compensated by the Adviser for its services to the Company under the Distribution Agreement.

As noted in the Company's Prospectus, the Company has adopted a distribution and shareholder servicing plan (the "Distribution Plan"), pursuant to Rule 12b-1 under 1940 Act for the Funds. The Distribution Plan provides for fees to be deducted from the average net assets of the Funds in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Funds.

Under the Distribution Plan, the shares of the Funds compensate the Adviser, principal underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Funds' average daily net assets.

The Distribution Plan also provides that to the extent that the Funds, the Adviser, or other parties on behalf of the Funds or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Distribution Plan. In no event shall the payments made under the Distribution Plan, plus any other payments deemed to be made pursuant to the Distribution Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of the Adviser in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Board, including the Independent Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Distribution Plan will benefit the Funds' and their shareholders.

The Distribution Plan has been approved by the Board, including all of the Independent Directors. The Distribution Plan must be renewed annually by the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the Independent Directors. The Distribution Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the Independent Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of each Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Advisory Agreement with the Adviser. The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Distribution Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of each Fund's outstanding shares, and all material amendments to the Distribution Plan or any related agreements shall be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board, at least quarterly, on the amounts and purpose of any payment made under the Distribution Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

McCurdy & Associates CPA's, Inc. serves as the Company's independent accountants. The ATC Atheneum Fund's and The ATC Aquarion Fund's financial statements, dated November 30, 2001 and December 31, 2001, respectively, have been audited by McCurdy & Associates CPA's, Inc. whose address is 27955 Clemens Road, Westlake Ohio 44145. Such statements and accompanying reports are set forth in each Fund's Annual Report to Shareholders, which is incorporated herein by reference.